Financing Receivables - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Provision (benefit) charged to operations	$ 5,363		$ 1,439	$ (31,481)
Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Provision (benefit) charged to operations	$ 5,800	$ 2,400	$ 2,400	$ (31,750)